Intangible Asset (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 240	$ 394	$ 886
Intangible assets estimated useful lives	12 months